LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Schedule of lease liabilities
Lease liabilities can be specified as follows:

Amounts in $ ‘000	2023	2022
Balance at January 1	33,308	20,875
Additions	1,295	15,822
Remeasurement	1,865	426
Interest expense accrued	1,193	718
Payments of lease liabilities	(5,126)	(3,311)
Other movements	(319)	(348)
Currency translation	907	(874)
Balance at December 31	33,123	33,308
- Current portion	3,616	3,465
- Non-current portion	29,507	29,843

Schedule of future minimum lease liabilities
Future minimum lease payments as at December 31, 2023 and 2022 are as follows:

	2023		2022
Amounts in $ ‘000	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	5,071	4,995	4,644	4,535
After one year but not more than five years	16,024	14,369	15,157	13,582
More than five years	18,996	14,104	20,890	15,191
Balance at December 31	40,091	33,468	40,691	33,308
Maturity profile of financial liabilities:

Amounts in $ ’000	2024	2025	2026	2027	2028 and onwards	Total	Prior year total
Trade and other payables	72,528	—	—	—	—	72,528	54,465
Lease Liabilities	5,071	4,548	4,143	3,729	22,600	40,091	40,691
Convertible Bonds	4,126	139,588	—	—	—	143,714	143,338
Total	81,725	144,136	4,143	3,729	22,600	256,333	238,494
The following table sets out an analysis for each of the period presented of the net position of the convertible bond, cash and cash equivalents and marketable securities, showing the remaining undiscounted contractual amounts due including nominal interest.

Amounts in US$ ‘000	2023	2022
Cash and cash equivalents	61,741	207,342
Restricted cash	1,528	1,312
Marketable securities	151,683	—
Convertible bond - repayable within one year	(1,824)	(1,768)
Convertible bond - repayable after one year	(136,598)	(131,618)
Net cash (debt)	76,530	75,268

Cash and cash equivalents	61,741	207,342
Restricted cash	1,528	1,312
Marketable securities	151,683	—
Gross debt - fixed interest rates	(138,422)	(133,386)
Gross debt - variable interest rates	—	—
Net cash (debt)	76,530	75,268